Quarterly Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Consolidated Financial Data [Abstract]
Schedule Of Quarterly Consolidated Financial Data
	Quarter ended
(in millions, except per share amounts)	December 31	September 30	June 30	March 31
2013
PG&E CORPORATION
Operating revenues	$3,975	$4,175	$3,776	$3,672
Operating income	333	291	636	502
Income tax (benefit) provision	25	(24)	153	114
Net income	90	164	332	242
Income available for common shareholders	86	161	328	239
Comprehensive income	210	165	352	252
Net earnings per common share, basic	0.19	0.36	0.74	0.55
Net earnings per common share, diluted	0.19	0.36	0.74	0.55
Common stock price per share:
High	42.75	46.37	48.44	44.53
Low	40.07	40.76	43.59	40.47
UTILITY
Operating revenues	$3,973	$4,174	$3,775	$3,671
Operating income	360	292	635	503
Income tax (benefit) provision	65	(20)	160	121
Net income	138	162	329	237
Income available for common stock	134	159	325	234
Comprehensive income	231	166	333	242

2012
PG&E CORPORATION
Operating revenues	$3,830	$3,976	$3,593	$3,641
Operating income	125	614	467	487
Income tax (benefit) provision	(54)	100	87	104
Net income (loss)	(9)	364	239	236
Income (loss) available for common shareholders	(13)	361	235	233
Comprehensive income	77	372	247	246
Net earnings (loss) per common share, basic	(0.03)	0.84	0.56	0.56
Net earnings (loss) per common share, diluted	(0.03)	0.84	0.55	0.56
Common stock price per share:
High	43.48	46.51	45.20	43.72
Low	39.71	42.41	42.04	40.16
UTILITY
Operating revenues	$3,829	$3,974	$3,592	$3,640
Operating income	127	613	467	488
Net income	13	340	227	231
Income tax provision	(30)	122	93	113
Income available for common stock	9	337	223	228
Comprehensive income	96	348	235	241